Note 6 - Risk Management - Breakdown of Loans and Advances , impaired and accumulated impairment by sectors (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
General Governement [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 160	€ 171
General Governement [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.60%	0.50%
General Governement [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (92)	€ (111)
Credit Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 10	€ 11
Credit Institutions [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.10%	0.30%
Credit Institutions [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (13)	€ (36)
Other Financial Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 12	€ 12
Other Financial Institutions [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.10%	0.10%
Other Financial Institutions [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (18)	€ (26)
Non-financial corporations | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 10,081	€ 10,791
Non-financial corporations | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	5.80%	6.30%
Non-financial corporations | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (7,457)	€ (7,538)
Households [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 8,374	€ 8,417
Households [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.70%	4.70%
Households [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (5,920)	€ (5,073)
Total [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 18,637	€ 19,401
Total [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.60%	4.50%
Total [Member] | impairment Of Accumulated Value [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (13,498)	€ (12,784)